PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross Carrying Amount:
Balance as at December 31, 2021	$7,565	$8,998	$14,862	$8,324	$39,749
Additions, net of disposals	500	561	797	575	2,433
Non-cash additions (disposals)(1)	(154)	126	(17)	(12)	(57)
Acquisitions through business combinations(2)	109	—	—	52	161
Assets reclassified as held for sale	—	(8)	—	—	(8)
Net foreign currency exchange differences	(743)	(340)	(963)	(754)	(2,800)
Balance at December 31, 2022	$7,277	$9,337	$14,679	$8,185	$39,478
Additions, net of disposals	519	591	459	226	1,795
Acquisitions through business combinations(2)	118	8,811	—	35	8,964
Assets held by subsidiaries disposed during the period	—	(59)	(45)	—	(104)
Non-cash additions, net of disposals	28	74	(7)	692	787
Net foreign currency exchange differences	321	126	319	(52)	714
Balance at December 31, 2023	$8,263	$18,880	$15,405	$9,086	$51,634

Accumulated depreciation:
Balance as at December 31, 2021	$(1,272)	$(1,668)	$(622)	$(629)	$(4,191)
Depreciation expense	(327)	(468)	(418)	(384)	(1,597)
Disposals	22	5	—	—	27
Assets reclassified as held for sale	—	4	—	—	4
Non-cash disposals	—	—	11	41	52
Net foreign currency exchange differences	123	87	47	52	309
Balance at December 31, 2022	$(1,454)	$(2,040)	$(982)	$(920)	$(5,396)
Depreciation expense	(392)	(601)	(557)	(419)	(1,969)
Disposals	53	20	—	—	73
Assets held by subsidiaries disposed during the period	—	17	—	—	17
Non-cash disposals	19	45	30	90	184
Net foreign currency exchange differences	(60)	(45)	(29)	2	(132)
Balance at December 31, 2023	$(1,834)	$(2,604)	$(1,538)	$(1,247)	$(7,223)

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Accumulated fair value adjustments:
Balance as at December 31, 2021	$1,643	$1,046	$408	$—	$3,097
Fair value adjustments	175	75	118	—	368
Net foreign currency exchange differences	(179)	(73)	(4)	—	(256)
Balance at December 31, 2022	$1,639	$1,048	$522	$—	$3,209
Fair value adjustments	143	330	312	—	785
Net foreign currency exchange differences	125	17	(1)	—	141
Balance at December 31, 2023	$1,907	$1,395	$833	$—	$4,135

Net book value:
December 31, 2023(3)	$8,336	$17,671	$14,700	$7,839	$48,546
December 31, 2022	$7,462	$8,345	$14,219	$7,265	$37,291

(1)Non-cash additions (disposals) within the data segment primarily relates to revisions to the purchase price allocation at our telecom tower operation in India.
(2)See Note 6, Acquisition of Businesses, for additional information.
(3)Includes right-of-use assets of $237 million (2022: $126 million) in our utilities segment, $1,044 million (2022: $1,014 million) in our transport segment, $329 million (2022: $345 million) in our midstream segment and $1,938 million (2022: $1,973 million) in our data segment.
The following table summarizes the valuation techniques and significant inputs for the valuation of property, plant and equipment using the income method, categorized by segment.

	Dec. 31, 2023				Dec. 31, 2022
Segment	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	8% to 11%	15x	10 to 20 yrs	Discounted cash flow model	7% to 11%	18x	10 to 20 yrs
Transport	Discounted cash flow model	9%	8x to 20x	10 yrs	Discounted cash flow model	8% to 14%	9x to 15x	10 yrs
Midstream	Discounted cash flow model	15%	10x	6 yrs	Discounted cash flow model	15%	10x	5 to 10 yrs

(1)Certain businesses are valued using the replacement cost method as a result of their underlying operations. Replacement costs are determined with guidance from independent studies and third party evaluators.
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model, inclusive of purchase price allocations.

US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Utilities	$6,706	$6,048
Transport	16,596	7,510
Midstream	13,993	13,778
Data	7,840	7,266